Summary of Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Allowance for Doubtful Accounts
Additions, deductions and balances for the reserve for doubtful accounts for the three years ended December 31, 2015, are presented below:

	Year Ended December 31,
	2015	2014	2013
	(In thousands)
Balance at January 1	$484	$906	$1,166
Additions (1)	367	3,095	1,015
Reductions	(682)	(3,517)	(1,275)
Balance at December 31	$169	$484	$906

Property, Plant, and Equipment Schedule of Estimated Useful Lives
Depreciation is provided on the straight-line method at rates based upon the estimated useful lives of the various classes of depreciable assets. The lives used in computing depreciation for such assets are as follows:

Refinery facilities and related equipment	3	—	25	years
Pipelines, terminals and transportation equipment	5	—	20	years
Wholesale facilities and related equipment	3	—	20	years
Retail facilities and related equipment	3	—	30	years
Other	3	—	10	years